ORGANIZATION AND DESCRIPTION OF BUSINESS (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended	22 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,987,728	$ 14,530,939	$ 5,044,226	$ 40,514,047	$ 49,103,047	$ 24,557,936	$ 60,721,832	$ 65,766,058
Net cash used in operations			3,336,671	4,586,703	9,943,307	7,500,568	11,905,766	15,242,437
Cumulative net loss since inception							(82,000,000)	86,900,000
Subsequent event | Series E Convertible Preferred Stock | Private placement
Going concern
Shares issued in private placement	9,091
Subsequent event | Series E Convertible Preferred Stock | Warrants | Private placement
Going concern
Number of shares of common stock to be acquired	10,909,200		10,909,200					10,909,200
Net proceeds from private placement	$ 9,000,000